As filed with the Securities and Exchange Commission on September 8, 2022

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 161	☒

and/or

REGISTRATION STATEMENT

Under

the Investment Company Act of 1940

Amendment No. 164	☒

HIGHLAND FUNDS II

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

300 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 877-665-1287

(Name and Address of Agent for Service)	Copy to:

Ms. Stephanie Vitiello	Jon-Luc Dupuy, Esquire
c/o Highland Capital Management Fund Advisors, L.P.	K&L Gates LLP
300 Crescent Court, Suite 700	State Street Financial Center, 1 Lincoln Street
Dallas, Texas 75201	Boston, Massachusetts 02111

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☒	on September 14, 2022 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HIGHLAND FUNDS II

EXPLANATORY NOTE

This Post-Effective Amendment No. 161 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate September 14, 2022, as the new effective date for Post-Effective Amendment No. 160 filed pursuant to Rule 485(a) under the Securities Act on July 11, 2022. Post-Effective Amendment No. 161 relates solely to NexPoint Climate Tech Fund (formerly Highland Small-Cap Equity Fund), a series of Highland Funds II (the “Trust”) and is not intended to amend or supersede any information contained in Post-Effective Amendment No. 160. This Post-Effective Amendment No. 161 does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A of Highland Funds II (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 163 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 11, 2022 (“Amendment No. 160/163”).

PART B. STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 160/163 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 11, 2022.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 160/163 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 11, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant has duly caused this Post-Effective Amendment No. 161 under the Securities Act and Amendment No. 164 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 8th day of September, 2022.

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer,
Principal Financial Officer, and Principal
Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 161 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell
Ethan Powell*	Trustee	September 8, 2022

/s/ Dr. Bob Froehlich
Dr. Bob Froehlich*	Trustee	September 8, 2022

/s/ John Honis
John Honis*	Trustee	September 8, 2022

/s/ Bryan A. Ward
Bryan A. Ward*	Trustee	September 8, 2022

/s/ Pamela Corrie
Pamela Corrie*	Trustee	September 8, 2022

/s/ Dorri McWhorter
Dorri McWhorter*	Trustee	September 8, 2022

/s/ Frank Waterhouse
Frank Waterhouse	Treasurer, Principal Accounting Officer,	September 8, 2022
Principal Financial Officer, and Principal Executive Officer

* By:	/s/ Frank Waterhouse
Frank Waterhouse
Attorney in Fact**

September 8, 2022

**

Pursuant to powers of attorney dated May 1, 2022, incorporated herein by reference to Post-Effective Amendment No. 160 to the Registration Statement previously filed with the Commission on July 11, 2022 (Accession Number 0001193125-22-191216), and June 8, 2021 and January 11, 2022, incorporated herein by reference to Post-Effective Amendment No. 159 to the Registration Statement previously filed with the Commission on January 28, 2022 (Accession Number 0001193125-21-22-021461).